UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2633

Date of fiscal year end:	10/31

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)

Navigator Tactical Fixed Income Fund - Class A (NTBAX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.21%

How did the Fund perform during the reporting period?

For the fiscal year ending October 31, 2024 the Navigator Tactical Fixed Income Fund Class A shares (the “Fund”) gained 11.73%, compared to the Bloomberg Barclays US Corporate High Yield Index gain of 16.47% and the Bloomberg Barclays US Aggregate Bond Index 10.55% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund has been invested in High Yield bonds since November 6, 2023, as credit remains solid, buoyed by the strength of the U.S. economy and risk assets.

• High yield bond spreads contracted, ending the annual period at 282 basis points, near the bottom end of their range for this cycle. Low spreads indicate a lack of underlying stress in the asset class.

• Treasuries advanced throughout the period as yields declined in advance of the Federal Reserve’s first rate cut. The Bloomberg 7-10 Year Treasury Index gained 9.38%, underperforming the High Yield Index and broader fixed income.

• The Federal Reserve embarked on a new rate-cutting cycle by lowering the overnight lending rate on September 18, 2024, by 0.50% in response to inflation trends falling near the Fed’s 2.0% target zone. In the post FOMC meeting press conference, Chairman Powell said, “This decision reflects our growing confidence that with an appropriate recalibration of our policy stance, strength in the labor market can be maintained in a context of moderate growth and inflation moving sustainably down to 2%.”

• Interest rate sensitivity of the High Yield market has decreased with the duration of the index hitting its lowest level on record (2.91 on September 19, 2004).

How will the market respond to the Fed rate cut? Don’t fight the Fed. History shows no recession equals gains. Of the last twelve rate cut cycles dating back to 1971, seven occurred with the economy in expansion and five when the economy was either in recession or shortly thereafter tipped into recession. In the seven expansionary rate cuts, the S&P 500 posted gains each time 3-months, 6-months, and 12-months later, with better than average returns of 8.40%, 12.85%, and 15.8% respectively.

Geopolitical issues remain top of mind as a risk to the intermediate-term outlook. Political rhetoric in the U.S. has been amplified with the Presidential Election. Other risks include the escalation in the Middle East and Russia / Ukraine, natural disaster in the Southeastern U.S., and the mounting debt burden and deteriorating fiscal position of the U.S. federal government. As long as credit trends remain strong and supportive, which they have all year, we would view any volatility and associated market weakness as a buying opportunity and a pause that refreshes.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Navigator Tactical Fixed Income Fund - with load - $15,140
Bloomberg U.S. Aggregate Bond Index - $11,593
Bloomberg U.S. Corporate High Yield Index - $16,078
$20,000
$15,000
$10,000
$5,000
$0
$16,078
$15,140
$11,593
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Tactical Fixed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$9,623	$10,000	$10,000
Oct-2015	$9,680	$10,196	$9,806
Oct-2016	$10,783	$10,641	$10,800
Oct-2017	$11,666	$10,737	$11,763
Oct-2018	$11,785	$10,517	$11,878
Oct-2019	$12,296	$11,727	$12,874
Oct-2020	$12,905	$12,453	$13,323
Oct-2021	$14,066	$12,393	$14,726
Oct-2022	$12,689	$10,450	$12,994
Oct-2023	$13,550	$10,487	$13,804
Oct-2024	$15,140	$11,593	$16,078

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund
Without Load	11.73%	4.25%	4.64%
With Load	7.52%	3.45%	4.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

What did the Fund invest in?

Security Type Weighting (% of total exposure)*

Total Return Swap 2.4%
Options 13.2%
Open End Funds 0.8%
Corporate Bonds 19.7%
Credit Default Swap 21.3%
U.S. Government & Agencies 15.4%
Money Market Funds 5.9%
Exchange-Traded Funds 8.7%
Futures 12.6%

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Top 10 Holdings (% of net assets)**

Holding Name	% of Net Assets
iShares iBoxx High Yield Corporate Bond ETF	13.9%
United States Treasury Floating Rate Note, 4.687%, 07/31/25	6.1%
United States Treasury Note, 4.125%, 10/31/29	5.9%
United States Treasury Bill, 4.050%, 11/07/24	3.3%
United States Treasury Bill, 4.390%, 11/14/24	3.3%
United States Treasury Bill, 4.520%, 11/29/24	3.2%
United States Treasury Bill, 4.540%, 12/05/24	3.2%
United States Treasury Note, 3.500%, 09/30/29	3.2%
SPDR Bloomberg High Yield Bond ETF	2.4%
United States Treasury Bill, 4.580%, 12/26/24	1.3%

*Presented as a percentage of the total notional value of all investments in the Fund.

**Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Tactical Fixed Income Fund - Class A (NTBAX )

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NTBAX

Navigator Tactical Fixed Income Fund - Class C (NTBCX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

How did the Fund perform during the reporting period?

For the fiscal year ending October 31, 2024 the Navigator Tactical Fixed Income Fund Class C shares (the “Fund”) gained 10.94%, compared to the Bloomberg Barclays US Corporate High Yield Index gain of 16.47% and the Bloomberg Barclays US Aggregate Bond Index 10.55% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund has been invested in High Yield bonds since November 6, 2023, as credit remains solid, buoyed by the strength of the U.S. economy and risk assets.

• High yield bond spreads contracted, ending the annual period at 282 basis points, near the bottom end of their range for this cycle. Low spreads indicate a lack of underlying stress in the asset class.

• Treasuries advanced throughout the period as yields declined in advance of the Federal Reserve’s first rate cut. The Bloomberg 7-10 Year Treasury Index gained 9.38%, underperforming the High Yield Index and broader fixed income.

• The Federal Reserve embarked on a new rate-cutting cycle by lowering the overnight lending rate on September 18, 2024, by 0.50% in response to inflation trends falling near the Fed’s 2.0% target zone. In the post FOMC meeting press conference, Chairman Powell said, “This decision reflects our growing confidence that with an appropriate recalibration of our policy stance, strength in the labor market can be maintained in a context of moderate growth and inflation moving sustainably down to 2%.”

• Interest rate sensitivity of the High Yield market has decreased with the duration of the index hitting its lowest level on record (2.91 on September 19, 2004).

How will the market respond to the Fed rate cut? Don’t fight the Fed. History shows no recession equals gains. Of the last twelve rate cut cycles dating back to 1971, seven occurred with the economy in expansion and five when the economy was either in recession or shortly thereafter tipped into recession. In the seven expansionary rate cuts, the S&P 500 posted gains each time 3-months, 6-months, and 12-months later, with better than average returns of 8.40%, 12.85%, and 15.8% respectively.

Geopolitical issues remain top of mind as a risk to the intermediate-term outlook. Political rhetoric in the U.S. has been amplified with the Presidential Election. Other risks include the escalation in the Middle East and Russia / Ukraine, natural disaster in the Southeastern U.S., and the mounting debt burden and deteriorating fiscal position of the U.S. federal government. As long as credit trends remain strong and supportive, which they have all year, we would view any volatility and associated market weakness as a buying opportunity and a pause that refreshes.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Navigator Tactical Fixed Income Fund - $14,600
Bloomberg U.S. Aggregate Bond Index - $11,593
Bloomberg U.S. Corporate High Yield Index - $16,078
$20,000
$15,000
$10,000
$5,000
$0
$16,078
$14,600
$11,593
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,974	$10,196	$9,806
Oct-2016	$11,044	$10,641	$10,800
Oct-2017	$11,853	$10,737	$11,763
Oct-2018	$11,886	$10,517	$11,878
Oct-2019	$12,309	$11,727	$12,874
Oct-2020	$12,820	$12,453	$13,323
Oct-2021	$13,878	$12,393	$14,726
Oct-2022	$12,416	$10,450	$12,994
Oct-2023	$13,159	$10,487	$13,804
Oct-2024	$14,600	$11,593	$16,078

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	10.94%	3.47%	3.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

What did the Fund invest in?

Security Type Weighting (% of total exposure)*

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Top 10 Holdings (% of net assets)**

Holding Name	% of Net Assets
iShares iBoxx High Yield Corporate Bond ETF	13.9%
United States Treasury Floating Rate Note, 4.687%, 07/31/25	6.1%
United States Treasury Note, 4.125%, 10/31/29	5.9%
United States Treasury Bill, 4.050%, 11/07/24	3.3%
United States Treasury Bill, 4.390%, 11/14/24	3.3%
United States Treasury Bill, 4.520%, 11/29/24	3.2%
United States Treasury Bill, 4.540%, 12/05/24	3.2%
United States Treasury Note, 3.500%, 09/30/29	3.2%
SPDR Bloomberg High Yield Bond ETF	2.4%
United States Treasury Bill, 4.580%, 12/26/24	1.3%

*Presented as a percentage of the total notional value of all investments in the Fund.

**Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Tactical Fixed Income Fund - Class C (NTBCX )

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NTBCX

Navigator Tactical Fixed Income Fund - Class I (NTBIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.96%

How did the Fund perform during the reporting period?

For the fiscal year ending October 31, 2024 the Navigator Tactical Fixed Income Fund Class I shares (the “Fund”) gained 12.00%, compared to the Bloomberg Barclays US Corporate High Yield Index gain of 16.47% and the Bloomberg Barclays US Aggregate Bond Index 10.55% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund has been invested in High Yield bonds since November 6, 2023, as credit remains solid, buoyed by the strength of the U.S. economy and risk assets.

• High yield bond spreads contracted, ending the annual period at 282 basis points, near the bottom end of their range for this cycle. Low spreads indicate a lack of underlying stress in the asset class.

• Treasuries advanced throughout the period as yields declined in advance of the Federal Reserve’s first rate cut. The Bloomberg 7-10 Year Treasury Index gained 9.38%, underperforming the High Yield Index and broader fixed income.

• The Federal Reserve embarked on a new rate-cutting cycle by lowering the overnight lending rate on September 18, 2024, by 0.50% in response to inflation trends falling near the Fed’s 2.0% target zone. In the post FOMC meeting press conference, Chairman Powell said, “This decision reflects our growing confidence that with an appropriate recalibration of our policy stance, strength in the labor market can be maintained in a context of moderate growth and inflation moving sustainably down to 2%.”

• Interest rate sensitivity of the High Yield market has decreased with the duration of the index hitting its lowest level on record (2.91 on September 19, 2004).

How will the market respond to the Fed rate cut? Don’t fight the Fed. History shows no recession equals gains. Of the last twelve rate cut cycles dating back to 1971, seven occurred with the economy in expansion and five when the economy was either in recession or shortly thereafter tipped into recession. In the seven expansionary rate cuts, the S&P 500 posted gains each time 3-months, 6-months, and 12-months later, with better than average returns of 8.40%, 12.85%, and 15.8% respectively.

Geopolitical issues remain top of mind as a risk to the intermediate-term outlook. Political rhetoric in the U.S. has been amplified with the Presidential Election. Other risks include the escalation in the Middle East and Russia / Ukraine, natural disaster in the Southeastern U.S., and the mounting debt burden and deteriorating fiscal position of the U.S. federal government. As long as credit trends remain strong and supportive, which they have all year, we would view any volatility and associated market weakness as a buying opportunity and a pause that refreshes.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

Navigator Tactical Fixed Income Fund - $40,308
Bloomberg U.S. Aggregate Bond Index - $28,982
Bloomberg U.S. Corporate High Yield Index - $40,195
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,308
$40,195
$28,982
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$25,000	$25,000	$25,000
Oct-2015	$25,174	$25,489	$24,514
Oct-2016	$28,132	$26,603	$27,000
Oct-2017	$30,509	$26,843	$29,409
Oct-2018	$30,910	$26,292	$29,695
Oct-2019	$32,296	$29,318	$32,184
Oct-2020	$34,007	$31,132	$33,308
Oct-2021	$37,165	$30,983	$36,814
Oct-2022	$33,617	$26,124	$32,486
Oct-2023	$35,988	$26,217	$34,510
Oct-2024	$40,308	$28,982	$40,195

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	12.00%	4.53%	4.89%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

What did the Fund invest in?

Security Type Weighting (% of total exposure)*

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Top 10 Holdings (% of net assets)**

Holding Name	% of Net Assets
iShares iBoxx High Yield Corporate Bond ETF	13.9%
United States Treasury Floating Rate Note, 4.687%, 07/31/25	6.1%
United States Treasury Note, 4.125%, 10/31/29	5.9%
United States Treasury Bill, 4.050%, 11/07/24	3.3%
United States Treasury Bill, 4.390%, 11/14/24	3.3%
United States Treasury Bill, 4.520%, 11/29/24	3.2%
United States Treasury Bill, 4.540%, 12/05/24	3.2%
United States Treasury Note, 3.500%, 09/30/29	3.2%
SPDR Bloomberg High Yield Bond ETF	2.4%
United States Treasury Bill, 4.580%, 12/26/24	1.3%

*Presented as a percentage of the total notional value of all investments in the Fund.

**Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Tactical Fixed Income Fund - Class I (NTBIX )

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NTBIX

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.01%

How did the Fund perform during the reporting period?

For the fiscal year ending October 31, 2024, the Navigator Tactical Investment Grade Bond Fund Class I shares (the “Fund”) gained 9.99% compared to the Bloomberg Barclays US Aggregate Bond Index 10.55% gain. The primary driver of performance in the Fund is its sector exposure and the modeling processes that drives the allocation between Investment Grade Bonds, US Treasuries, and cash equivalents.

• The Fund’s alpha is driven by the Credit Risk Management models that determine its allocation. When risk-on the Fund will invest in Investment Grade Corporate Bonds, when risk-off the Fund will invest in U.S. Treasuries or T-bills.

• After 525 basis points of rate hikes during 2022 and 2023, the Federal Reserve embarked on a new rate cutting cycle by lowering the overnight lending rate on September 18, 2024, by 0.50% in response to inflation trends falling near the Fed’s 2.0% target zone. In the post FOMC meeting press conference, Chairman Powell said, “This decision reflects our growing confidence that with an appropriate recalibration of our policy stance, strength in the labor market can be maintained in a context of moderate growth and inflation moving sustainably down to 2%.”

• Treasuries advanced throughout the period as yields declined in advance of the Federal Reserve’s first rate cut. The Bloomberg 7-10 Year Treasury Index gained 9.38%, underperforming broader fixed income.

• The Treasury yield (10-Year Treasury Yield minus 2-Year Treasury Yield) curve steepened through the annual period and turned positive in early September on expectations of Federal Reserve rate cuts. It is the first time since July 2022 that the curve was positively sloped.

How will the market respond to the Fed rate cut? Don’t fight the Fed. History shows no recession equals gains. Of the last twelve rate cut cycles dating back to 1971, seven occurred with the economy in expansion and five when the economy was either in recession or shortly thereafter tipped into recession. In the seven expansionary rate cuts, the S&P 500 posted gains each time 3-months, 6-months, and 12-months later, with better than average returns of 8.40%, 12.85%, and 15.8% respectively.

Geopolitical issues remain top of mind as a risk to the intermediate-term outlook. Political rhetoric in the U.S. has been amplified with the Presidential Election. Other risks include the escalation in the Middle East and Russia / Ukraine, natural disaster in the Southeastern U.S., and the mounting debt burden and deteriorating fiscal position of the U.S. federal government. As long as credit trends remain strong and supportive, which they have all year, we would view any volatility and associated market weakness as a buying opportunity and a pause that refreshes.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Tactical Investment Grade Bond Fund - $25,412
Bloomberg U.S. Aggregate Bond Index - $23,177
$30,000
$20,000
$10,000
$0
$25,412
$23,177
Aug-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Tactical Investment Grade Bond Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2021	$25,000	$25,000
Oct-2021	$24,743	$24,777
Oct-2022	$22,578	$20,891
Oct-2023	$23,103	$20,965
Oct-2024	$25,412	$23,177

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2021)
Navigator Tactical Investment Grade Bond Fund	9.99%	0.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,319,254,455
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$9,442,728
Portfolio Turnover	360%

What did the Fund invest in?

Security Type Weighting (% of total exposure)*

U.S. Government & Agencies
68.0%
Money Market Funds
32.0%

Value	Value
Money Market Funds	32.0%
U.S. Government & Agencies	68.0%

Top 10 Holdings (% of net assets)**

Holding Name	% of Net Assets
United States Treasury Bill, 4.330%, 11/12/24	7.6%
United States Treasury Bill, 4.480%, 11/19/24	7.6%
United States Treasury Bill, 4.510%, 11/26/24	7.6%
United States Treasury Bill, 4.540%, 12/05/24	7.5%
United States Treasury Bill, 4.560%, 12/17/24	7.5%
United States Treasury Bill, 4.590%, 12/24/24	7.5%
United States Treasury Bill, 4.540%, 01/09/25	7.5%
United States Treasury Bill, 4.540%, 01/16/25	7.5%
United States Treasury Bill, 4.540%, 01/30/25	7.5%

*Presented as a percentage of the total notional value of all investments in the Fund.

**Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NTIIX

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.01%

How did the Fund perform during the reporting period?

For the fiscal year ending October 31, 2024, the Navigator Tactical U.S. Allocation Fund Class I shares (the “Fund”) gained 31.19% compared to the S&P 500 Index gain of 38.02%. The primary driver of performance in the Fund is its allocation exposure and the modeling processes that drives the allocation between U.S. Equities, US Treasuries, and cash equivalents. The Fund has been invested in U.S. Equities since November 6, 2023, as credit remains solid, buoyed by the strength of the U.S. economy and risk assets.

• Risk assets remained strong throughout the annual period with the S&P 500 hitting new all-time highs. The market has broadened more recently, evidenced by the fact that the Equal Weight S&P 500 and NYSE Cumulative Advance-Decline Lines also made new all-time highs.

• High yield bond spreads contracted, ending the annual period at 282 basis points, near the bottom end of their range for this cycle. Low spreads indicate a lack of underlying stress in the asset class.

• The Federal Reserve embarked on a new rate-cutting cycle by lowering the overnight lending rate on September 18, 2024, by 0.50% in response to inflation trends falling near the Fed’s 2.0% target zone. In the post FOMC meeting press conference, Chairman Powell said, “This decision reflects our growing confidence that with an appropriate recalibration of our policy stance, strength in the labor market can be maintained in a context of moderate growth and inflation moving sustainably down to 2%.”

How will the market respond to the Fed rate cut? Don’t fight the Fed. History shows no recession equals gains. Of the last twelve rate cut cycles dating back to 1971, seven occurred with the economy in expansion and five when the economy was either in recession or shortly thereafter tipped into recession. In the seven expansionary rate cuts, the S&P 500 posted gains each time 3-months, 6-months, and 12-months later, with better than average returns of 8.40%, 12.85%, and 15.8% respectively.

Geopolitical issues remain top of mind as a risk to the intermediate-term outlook. Political rhetoric in the U.S. has been amplified with the Presidential Election. Other risks include the escalation in the Middle East and Russia / Ukraine, natural disaster in the Southeastern U.S., and the mounting debt burden and deteriorating fiscal position of the U.S. federal government. As long as credit trends remain strong and supportive, which they have all year, we would view any volatility and associated market weakness as a buying opportunity and a pause that refreshes.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Tactical U.S. Allocation Fund - $33,575
S&P 500® Index - $35,361
$40,000
$30,000
$20,000
$10,000
$0
$35,361
$33,575
Jun-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Tactical U.S. Allocation Fund	S&P 500® Index
Jun-2021	$25,000	$25,000
Oct-2021	$27,125	$27,242
Oct-2022	$22,981	$23,262
Oct-2023	$25,593	$25,621
Oct-2024	$33,575	$35,361

Average Annual Total Returns

	1 Year	Since Inception (June 11, 2021)
Navigator Tactical U.S. Allocation Fund	31.19%	9.09%
S&P 500® Index	38.02%	10.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$67,151,419
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$413,717
Portfolio Turnover	4%

What did the Fund invest in?

Security Type Weighting (% of total exposure)*

U.S. Government & Agencies
0.8%
Corporate Bonds
40.3%
Money Market Funds
6.2%
Exchange-Traded Funds
5.5%
Futures
47.2%

Value	Value
Futures	47.2%
Exchange-Traded Funds	5.5%
Money Market Funds	6.2%
Corporate Bonds	40.3%
U.S. Government & Agencies	0.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.5%
Oracle Corporation, 2.950%, 11/15/24	2.4%
Altria Group, Inc., 2.350%, 05/06/25	2.2%
Campbell Soup Company, 3.950%, 03/15/25	2.1%
Goldman Sachs Group, Inc. (The), 5.798%, 08/10/26	1.5%
JPMorgan Chase & Company, 6.148%, 04/26/26	1.5%
Nasdaq, Inc., 5.650%, 06/28/25	1.5%
Morgan Stanley Bank NA, 5.615%, 07/16/25	1.5%
Georgia Power Company, 5.877%, 05/08/25	1.5%
American Honda Finance Corporation, 5.706%, 08/14/25	1.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Navigator Ultra Short Bond Fund - Class A (NUSAX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform during the reporting period?

      For the fiscal period ending October 31st, 2024, the Navigator Ultra Short Bond Fund (“the Fund”) Class A shares returned 5.50%, compared to the Bloomberg Barclays U.S Treasury Bellwethers 1 Year Index return of 5.73%. Below, we highlight notable events that occurred within the ultra-short duration fixed income space over the previous fiscal year, along with the Fund’s positioning relative to its benchmark and the outlook moving forward.

      Although it did not happen until late in the fiscal year, 2024 finally saw the first rate cut by the Federal Reserve since this hiking cycle began in early 2022. On September 18th, 2024, the Fed delivered a “jumbo” 50 basis point cut, lowering the upper bound of the federal funds target rate to 5.0% from 5.50%.1 Despite significant fluctuations in expectations over the last 12 months, the fiscal year began with markets anticipating just over two cuts to the federal funds rate, and in the end, that’s exactly what happened.2 Furthermore, market participants were kept on their toes headed into the September Federal Open Market Committee (FOMC) meeting with the probability of a 25 versus a 50 basis points cut considered nearly a tossup.3 Ultimately, Chairman Powell made a splash with a half-point cut, demonstrating the Fed’s view that risks to inflation and risks to the economy have come into balance. Consequently, rates headed lower across the front end of the US Treasury curve, illustrated by the one-year government bill rate dropping by over one percent.4 The Fund remained underweight duration,5 but benefited from resilient credit as spreads tightened notably.6 Furthermore, the Fund experience no meaningful credit events during the reporting period.

      The current outlook according to federal funds futures markets suggests over four additional cuts to the Fed’s target rate for the next fiscal year.7 As inflation trends towards 2%, we expect the Federal Reserve to prioritize both sides of its dual mandate. We will continue to monitor fluctuations in interest rate expectations and navigate new developments. Accordingly, the Fund aims to find relative value opportunities through strategic investments across short-term debt markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Navigator Ultra Short Bond Fund - with load - $11,226
Bloomberg U.S. Aggregate Bond Index - $10,463
Bloomberg U.S. Treasury Bellwethers: 1 Year Index - $11,384
$15,000
$10,000
$5,000
$0
$11,384
$11,226
$10,463
Mar-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Ultra Short Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$9,625	$10,000	$10,000
Oct-2019	$9,856	$10,584	$10,197
Oct-2020	$10,076	$11,239	$10,397
Oct-2021	$10,114	$11,185	$10,414
Oct-2022	$10,121	$9,431	$10,308
Oct-2023	$10,641	$9,465	$10,767
Oct-2024	$11,226	$10,463	$11,384

Average Annual Total Returns

	1 Year	5 Years	Since Inception (3/25/2019)
Navigator Ultra Short Bond Fund
Without Load	5.50%	2.64%	2.78%
With Load	1.52%	1.85%	2.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.81%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.73%	2.23%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$71,034,403
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$33,862
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.0%
Money Market Funds	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
22.5%
Consumer Discretionary
15.8%
Energy
12.3%
Technology
8.4%
Health Care
8.4%
Consumer Staples
7.3%
Industrials
7.1%
Materials
5.7%
Utilities
4.1%
Communications
4.0%
Money Market Funds
3.0%
Real Estate
1.4%

Value	Value
Real Estate	1.4%
Money Market Funds	3.0%
Communications	4.0%
Utilities	4.1%
Materials	5.7%
Industrials	7.1%
Consumer Staples	7.3%
Health Care	8.4%
Technology	8.4%
Energy	12.3%
Consumer Discretionary	15.8%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Bank NA, 5.615%, 07/16/25	2.8%
Citibank NA, 5.410%, 04/30/26	2.8%
Wells Fargo & Company, 2.164%, 02/11/26	2.8%
American Honda Finance Corporation, 5.706%, 08/14/25	2.1%
Altria Group, Inc., 2.350%, 05/06/25	2.1%
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.650%, 11/01/24	2.1%
Campbell Soup Company, 3.950%, 03/15/25	2.0%
Expedia Group, Inc., 6.250%, 05/01/25	1.9%
Mondelez International, Inc., 1.500%, 05/04/25	1.8%
Enbridge Energy Partners, L.P., 5.875%, 10/15/25	1.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Ultra Short Bond Fund - Class A (NUSAX )

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NUSAX

Navigator Ultra Short Bond Fund - Class I (NUSIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform during the reporting period?

      For the fiscal period ending October 31st, 2024, the Navigator Ultra Short Bond Fund (“the Fund”) Class I shares returned 5.79%, compared to the Bloomberg Barclays U.S Treasury Bellwethers 1 Year Index return of 5.73%. Below, we highlight notable events that occurred within the ultra-short duration fixed income space over the previous fiscal year, along with the Fund’s positioning relative to its benchmark and the outlook moving forward.

      Although it did not happen until late in the fiscal year, 2024 finally saw the first rate cut by the Federal Reserve since this hiking cycle began in early 2022. On September 18th, 2024, the Fed delivered a “jumbo” 50 basis point cut, lowering the upper bound of the federal funds target rate to 5.0% from 5.50%.1 Despite significant fluctuations in expectations over the last 12 months, the fiscal year began with markets anticipating just over two cuts to the federal funds rate, and in the end, that’s exactly what happened.2 Furthermore, market participants were kept on their toes headed into the September Federal Open Market Committee (FOMC) meeting with the probability of a 25 versus a 50 basis points cut considered nearly a tossup.3 Ultimately, Chairman Powell made a splash with a half-point cut, demonstrating the Fed’s view that risks to inflation and risks to the economy have come into balance. Consequently, rates headed lower across the front end of the US Treasury curve, illustrated by the one-year government bill rate dropping by over one percent.4 The Fund remained underweight duration,5 but benefited from resilient credit as spreads tightened notably.6 Furthermore, the Fund experience no meaningful credit events during the reporting period.

      The current outlook according to federal funds futures markets suggests over four additional cuts to the Fed’s target rate for the next fiscal year.7 As inflation trends towards 2%, we expect the Federal Reserve to prioritize both sides of its dual mandate. We will continue to monitor fluctuations in interest rate expectations and navigate new developments. Accordingly, the Fund aims to find relative value opportunities through strategic investments across short-term debt markets.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Ultra Short Bond Fund - $29,046
Bloomberg U.S. Aggregate Bond Index - $26,158
Bloomberg U.S. Treasury Bellwethers: 1 Year Index - $28,460
$30,000
$20,000
$10,000
$0
$29,046
$28,460
$26,158
Mar-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Navigator Ultra Short Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$25,000	$25,000	$25,000
Oct-2019	$25,404	$26,461	$25,492
Oct-2020	$25,829	$28,098	$25,993
Oct-2021	$25,991	$27,963	$26,034
Oct-2022	$26,051	$23,578	$25,770
Oct-2023	$27,456	$23,662	$26,918
Oct-2024	$29,046	$26,158	$28,460

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 25, 2019)
Navigator Ultra Short Bond Fund	5.79%	2.72%	2.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.81%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.73%	2.23%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$71,034,403
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$33,862
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.0%
Money Market Funds	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.4%
Money Market Funds	3.0%
Communications	4.0%
Utilities	4.1%
Materials	5.7%
Industrials	7.1%
Consumer Staples	7.3%
Health Care	8.4%
Technology	8.4%
Energy	12.3%
Consumer Discretionary	15.8%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Bank NA, 5.615%, 07/16/25	2.8%
Citibank NA, 5.410%, 04/30/26	2.8%
Wells Fargo & Company, 2.164%, 02/11/26	2.8%
American Honda Finance Corporation, 5.706%, 08/14/25	2.1%
Altria Group, Inc., 2.350%, 05/06/25	2.1%
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.650%, 11/01/24	2.1%
Campbell Soup Company, 3.950%, 03/15/25	2.0%
Expedia Group, Inc., 6.250%, 05/01/25	1.9%
Mondelez International, Inc., 1.500%, 05/04/25	1.8%
Enbridge Energy Partners, L.P., 5.875%, 10/15/25	1.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Navigator Ultra Short Bond Fund - Class I (NUSIX )

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( https://navigatorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-NUSIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $67,500

2023 –$78,800

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None

2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $12,000

2023 –$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

navigator FUNDS

Navigator Tactical Fixed Income Fund		
Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Tactical Investment Grade Bond Fund		
Share Class	Ticker	Cusip
I share	NTIIX	66538J399

Navigator Tactical U.S. Allocation Fund		
Share Class	Ticker	Cusip
I share	NTAIX	66538J415

Navigator Ultra Short Bond Fund		
Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Annual Financial Statements

October 31, 2024

Distributed by
Northern Lights Distributors, LLC
Member FINRA

Clark Capital Management Group

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.3%
	FIXED INCOME - 17.3%
2,000,000	iShares Broad USD High Yield Corporate Bond ETF	$74,260,000
13,512,091	iShares iBoxx High Yield Corporate Bond ETF(g)	1,069,346,881
1,912,965	SPDR Bloomberg High Yield Bond ETF	184,218,530
		1,327,825,411

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,263,591,601)	1,327,825,411

	OPEN-END FUNDS — 1.6%
	FIXED INCOME - 0.7%
5,504,264	Navigator Ultra Short Bond Fund, Class I(i)	55,482,977

	MIXED ALLOCATION - 0.9%
5,854,382	Navigator Tactical US Allocation Fund, Class I(i)	67,149,761

	TOTAL OPEN-END FUNDS (Cost $113,649,686)	122,632,738

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 38.9%
	AUTOMOTIVE — 6.1%
16,500,000	American Honda Finance Corporation(a)	SOFRINDX + 0.780%	5.6090	04/23/25	16,542,831
9,795,000	American Honda Finance Corporation		5.0000	05/23/25	9,811,533
57,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.7060	08/14/25	57,637,695
41,868,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	5.3360	10/10/25	41,922,062
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	5.3350	01/12/26	24,999,466
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	5.9170	08/13/26	14,779,613
48,857,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	48,857,000
18,098,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	18,053,804
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	6.4450	11/05/26	39,063,349
20,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.630%	5.4600	07/31/26	20,016,713

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	AUTOMOTIVE — 6.1% (Continued)
21,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.4340	06/09/25	$21,046,737
30,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	5.2860	04/10/26	30,021,363
55,500,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	5.5530	05/15/26	55,519,051
43,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.6970	03/20/26	43,055,452
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	6.1630	08/14/26	23,803,991
					465,130,660
	BANKING — 9.9%
87,538,000	Bank of America Corporation Series N(c)	SOFRRATE + 0.650%	1.5300	12/06/25	87,212,748
32,250,000	Bank of America Corporation(c)	TSFR3M + 1.072%	3.3660	01/23/26	32,103,340
20,266,000	Bank of America Corporation(c)	TSFR3M + 0.902%	2.0150	02/13/26	20,082,102
51,335,000	Bank of America Corporation(c)	SOFRRATE + 1.330%	3.3840	04/02/26	50,979,794
14,000,000	Bank of New York Mellon(a)	SOFRRATE + 0.450%	5.3900	03/13/26	14,014,360
56,000,000	Citibank NA(a)	SOFRINDX + 0.590%	5.4100	04/30/26	56,093,809
30,000,000	Citibank NA(a)	SOFRINDX + 0.708%	5.8480	08/06/26	30,096,211
9,156,000	Citigroup, Inc.(c)	SOFRRATE + 1.528%	3.2900	03/17/26	9,093,127
11,567,000	Citigroup, Inc.(c)	SOFRRATE + 2.842%	3.1060	04/08/26	11,467,079
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.6670	08/28/26	38,074,214
64,609,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	64,344,367
12,825,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.600%	5.5800	12/10/25	12,832,642
17,040,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.920%	5.9860	02/24/26	17,073,750
18,246,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.850%	2.0830	04/22/26	17,993,767
16,096,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.320%	4.0800	04/26/26	16,017,723
11,415,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	6.1480	04/26/26	11,469,966
32,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.6150	07/16/25	32,106,876
51,327,000	Toronto-Dominion Bank		3.7660	06/06/25	51,025,394
42,445,000	Toronto-Dominion Bank		1.1500	06/12/25	41,522,415
50,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	5.3160	10/10/25	50,073,764
70,807,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	70,209,220
11,704,000	Wells Fargo & Company(c)	SOFRRATE + 1.320%	3.9080	04/25/26	11,635,640
13,240,000	Wells Fargo & Company(c)	SOFRRATE + 2.000%	2.1880	04/30/26	13,050,819
					758,573,127

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	BEVERAGES — 0.2%
19,000,000	PepsiCo, Inc.(a)	SOFRINDX + 0.400%	5.5200	11/12/24	$19,002,020

	BIOTECH & PHARMA — 1.4%
33,222,000	Amgen, Inc.		5.2500	03/02/25	33,260,594
14,068,000	Biogen, Inc.		4.0500	09/15/25	13,969,745
65,525,000	Royalty Pharma plc		1.2000	09/02/25	63,557,371
					110,787,710
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	786,000

	CHEMICALS — 0.2%
12,052,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	11,655,170

	COMMERCIAL SUPPORT SERVICES — 0.4%
15,872,000	Block Financial, LLC		5.2500	10/01/25	15,906,058
15,000,000	Garda World Security Corporation(b)		9.5000	11/01/27	15,022,755
					30,928,813
	CONTAINERS & PACKAGING — 0.5%
37,221,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	37,023,226

	ELECTRIC UTILITIES — 0.9%
40,116,000	Duke Energy Corporation		0.9000	09/15/25	38,791,055
8,000,000	Entergy Corporation		0.9000	09/15/25	7,729,357
23,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.8770	05/08/25	23,070,788
					69,591,200

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	ELECTRICAL EQUIPMENT — 0.3%
19,494,000	Trane Technologies Financing Ltd.		3.5500	11/01/24	$19,494,000

	GAS & WATER UTILITIES — 0.1%
9,000,000	National Fuel Gas Company		5.2000	07/15/25	8,987,467

	HEALTH CARE FACILITIES & SERVICES — 3.2%
35,719,000	Cardinal Health, Inc.		3.5000	11/15/24	35,696,829
66,911,000	CVS Health Corporation		3.8750	07/20/25	66,377,713
79,319,000	HCA, Inc.		5.3750	02/01/25	79,328,555
10,810,000	Humana, Inc.		4.5000	04/01/25	10,790,463
23,837,000	Laboratory Corp of America Holdings		2.3000	12/01/24	23,778,371
27,403,000	Laboratory Corp of America Holdings		3.6000	02/01/25	27,286,808
4,000,000	Quest Diagnostics, Inc.		3.5000	03/30/25	3,976,996
					247,235,735
	HOME CONSTRUCTION — 0.4%
13,279,000	DR Horton, Inc.		2.6000	10/15/25	13,025,290
8,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	7,954,228
11,576,000	Lennar Corporation		4.7500	05/30/25	11,561,275
					32,540,793
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
24,847,000	Bank of New York Mellon Corporation(c)	SOFRRATE + 1.345%	4.4140	07/24/26	24,750,236
18,532,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	18,650,542
28,000,000	Jefferies Financial Group, Inc.		5.1500	09/15/25	28,002,831
53,961,000	Morgan Stanley(c)	SOFRRATE + 0.940%	2.6300	02/18/26	53,552,489
					124,956,098
	INSURANCE — 0.3%
20,000,000	New York Life Global Funding(a),(b)	SOFRRATE + 0.580%	5.6220	08/28/26	20,018,712

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	INTERNET MEDIA & SERVICES — 0.1%
5,000,000	Uber Technologies, Inc.(b)		8.0000	11/01/26	$5,000,000
5,000,000	VeriSign, Inc.		5.2500	04/01/25	4,996,349
					9,996,349
	LEISURE FACILITIES & SERVICES — 0.1%
9,929,000	McDonald’s Corporation Series MTN B		3.3750	05/26/25	9,853,688

	LEISURE PRODUCTS — 0.5%
38,869,000	Hasbro, Inc.		3.0000	11/19/24	38,815,241

	MACHINERY — 1.5%
28,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.460%	5.5220	02/27/26	28,023,702
42,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.690%	5.5250	10/16/26	42,273,919
48,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.440%	5.4850	03/06/26	48,060,807
					118,358,428
	MEDICAL EQUIPMENT & DEVICES — 0.2%
15,178,000	Zimmer Biomet Holdings, Inc.		1.4500	11/22/24	15,143,985

	METALS & MINING — 0.2%
18,073,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	18,087,364

	OIL & GAS PRODUCERS — 5.3%
8,386,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	8,449,529
55,876,000	Energy Transfer, L.P.		2.9000	05/15/25	55,247,921
45,676,000	Kinder Morgan, Inc.		4.3000	06/01/25	45,510,521
38,819,000	Marathon Petroleum Corporation		4.7000	05/01/25	38,774,216
54,406,000	MPLX, L.P.		4.8750	12/01/24	54,386,425
65,221,000	Occidental Petroleum Corporation		5.8750	09/01/25	65,504,190
51,107,000	Plains All American Pipeline, L.P.		3.6000	11/01/24	51,107,000
5,000,000	Range Resources Corporation		4.8750	05/15/25	4,988,568
29,524,000	Williams Companies, Inc.		3.9000	01/15/25	29,452,374
54,005,000	Williams Companies, Inc.		4.0000	09/15/25	53,598,648
					407,019,392

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
45,988,000	Equinix, Inc.		2.6250	11/18/24	$45,927,975
53,714,000	Realty Income Corporation		4.6250	11/01/25	53,672,528
					99,600,503
	RETAIL - DISCRETIONARY — 0.3%
8,000,000	AutoZone, Inc.		3.6250	04/15/25	7,953,926
11,576,000	Genuine Parts Company		1.7500	02/01/25	11,477,288
					19,431,214
	SEMICONDUCTORS — 0.5%
7,874,000	Intel Corporation		3.4000	03/25/25	7,821,484
33,043,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.7000	05/01/25	32,657,584
					40,479,068
	SOFTWARE — 1.1%
46,196,000	Oracle Corporation		2.5000	04/01/25	45,739,056
30,000,000	Oracle Corporation		2.9500	11/15/24	29,972,111
7,209,000	VMware, Inc.		4.5000	05/15/25	7,192,725
					82,903,892
	STEEL — 0.1%
5,537,000	Steel Dynamics, Inc.		2.8000	12/15/24	5,521,036

	TECHNOLOGY HARDWARE — 0.2%
8,000,000	HP, Inc.		2.2000	06/17/25	7,864,884
5,092,000	NetApp, Inc.		1.8750	06/22/25	4,996,113
					12,860,997
	TECHNOLOGY SERVICES — 0.2%
12,135,000	Equifax, Inc.		2.6000	12/01/24	12,110,381

	TELECOMMUNICATIONS — 0.5%
41,386,000	T-Mobile USA, Inc.		3.5000	04/15/25	41,117,837

	TOBACCO & CANNABIS — 0.9%
16,345,000	Altria Group, Inc.		2.3500	05/06/25	16,131,643
50,348,000	Reynolds American, Inc.		4.4500	06/12/25	50,176,561
					66,308,204

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.9% (Continued)
	TRANSPORTATION & LOGISTICS — 0.4%
31,539,000	Canadian Pacific Railway Company		1.3500	12/02/24	$31,442,638

	TOTAL CORPORATE BONDS (Cost $2,982,120,556)				2,985,760,948

	U.S. GOVERNMENT & AGENCIES — 30.5%
	U.S. TREASURY BILLS — 30.5%
250,000,000	United States Treasury Bill(e)		4.0500	11/07/24	249,806,083
250,000,000	United States Treasury Bill(e)		4.3900	11/14/24	249,579,703
79,650,000	United States Treasury Bill(e)		4.4700	11/21/24	79,445,777
250,000,000	United States Treasury Bill(e)		4.5200	11/29/24	249,105,265
250,000,000	United States Treasury Bill(e)		4.5400	12/05/24	248,916,250
100,000,000	United States Treasury Bill(e)		4.5800	12/26/24	99,302,906
470,000,000	United States Treasury Floating Rate Note(a),(j)	USBMMY3M + 0.125%	4.6870	07/31/25	469,777,032
250,000,000	United States Treasury Note		3.5000	09/30/29	242,792,970
450,000,000	United States Treasury Note		4.1250	10/31/29	449,419,922
					2,338,145,908

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,339,862,398)				2,338,145,908

Shares
	COLLATERAL FOR SECURITIES LOANED — 14.3%
1,094,061,373	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.65% (f),(h)	1,094,061,373
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,094,061,373)

	SHORT-TERM INVESTMENTS — 10.0%
	MONEY MARKET FUND - 10.0%
771,128,573	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.73% (Cost $771,128,573)(f)	771,128,573

	TOTAL INVESTMENTS – 112.6% (Cost $8,564,414,187)	$8,639,554,951
	LIABILITIES IN EXCESS OF OTHER ASSETS – (12.6)%	(967,386,541)
	NET ASSETS - 100.0%	$7,672,168,410

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
15,875	CBOT 5 Year US Treasury Note	01/01/2025	$1,702,345,703	$(39,728,287)
723	CME E-Mini Standard & Poor’s 500 Index Futures	12/23/2024	207,446,775	1,580,635
	TOTAL FUTURES CONTRACTS			$(38,147,652)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $154,138,406 or 2.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2024.

(f)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

(g)	All or a portion of the security is on loan. Total loaned securities had a value of $1,072,313,590 at October 31, 2024.

(h)	Security purchased with cash proceeds of securities lending collateral.

(i)	Affiliated security.

(j)	All or a portion of this security is pledged as collateral for swap.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

SWAPTIONS PURCHASED
									Unrealized
			Exercise	Number of				Upfront	Appreciation
Reference Entity	Put/Call	Counterparty	Rate	Contracts	Expiration Date	Notional Value	Fair Value	Premiums Paid	(Depreciation)
CDX North American High Yield Series 43	PUT	GS	106.50	5,000,000	11/20/2024	$500,000,000	$1,979,500	$2,550,000	$(570,500)
CDX North American High Yield Series 43	PUT	GS	107.00	5,000,000	11/20/2024	500,000,000	3,096,000	3,000,000	96,000

TOTAL						$1,000,000,000	$5,075,500	$5,550,000	$(474,500)

SWAPTIONS WRITTEN
								Upfront	Unrealized
			Exercise	Number of				Premiums	Appreciation
Reference Entity	Put/Call	Counterparty	Rate	Contracts	Expiration Date	Notional Value	Fair Value	Received	(Depreciation)
CDX North American High Yield Series 43	PUT	GS	103.50	(5,000,000)	11/20/2024	$(500,000,000)	$(419,000)	$(450,000)	$31,000
CDX North American High Yield Series 43	PUT	GS	104.00	(5,000,000)	11/20/2024	(500,000,000)	(491,500)	(500,000)	8,500

TOTAL						$(1,000,000,000)	$(910,500)	$(950,000)	$39,500

GS - Goldman Sachs

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	October 31, 2024	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 41	GS	12/20/2028	5.00%	$209,880,000	$16,830,557	$13,482,072	$3,348,485
CDX North American High Yield Series 41	MS	12/20/2028	5.00%	40,590,000	3,254,966	445,752	2,809,214
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	1,173,800,000	93,249,410	70,072,078	23,177,332
CDX North American High Yield Series 42	MS	6/20/2029	5.00%	148,100,000	11,765,410	9,235,266	2,530,144
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	1,669,500,000	125,500,706	118,853,724	6,646,982

TOTAL					$250,601,049	$212,088,892	$38,512,157

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

TOTAL RETURN SWAPS

Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	October 31, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
3,000,000	iShares iBoxx $High Yield Corporate Bond ETF	$238,110,000	USD-Federal Fund minus 175 bp	1/10/2025	GS	$(1,015,946)
1,500,000	iShares iBoxx $High Yield Corporate Bond ETF	119,115,000	USD-Federal Fund minus 150 bp	1/10/2025	GS	(467,833)

	Total:					$(1,483,779)

GS - Goldman Sachs

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 67.8%
	U.S. TREASURY BILLS — 67.8%
100,000,000	United States Treasury Bill(a)	4.3300	11/12/24	$99,857,764
100,000,000	United States Treasury Bill(a)	4.4800	11/19/24	99,767,250
100,000,000	United States Treasury Bill(a)	4.5100	11/26/24	99,680,017
100,000,000	United States Treasury Bill(a)	4.5400	12/05/24	99,566,500
100,000,000	United States Treasury Bill(a)	4.5600	12/17/24	99,416,056
100,000,000	United States Treasury Bill(a)	4.5900	12/24/24	99,325,722
100,000,000	United States Treasury Bill(a)	4.5400	01/09/25	99,144,927
100,000,000	United States Treasury Bill(a)	4.5400	01/16/25	99,059,226
100,000,000	United States Treasury Bill(a)	4.5400	01/30/25	98,891,000
				894,708,462

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $894,668,959)			894,708,462

Shares
	SHORT-TERM INVESTMENTS — 31.9%
	MONEY MARKET FUND - 31.9%
420,840,578	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.73%(b) (Cost $420,840,578)	420,840,578

	TOTAL INVESTMENTS - 99.7% (Cost $1,315,509,537)	$1,315,549,040
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	3,705,415
	NET ASSETS - 100.0%	$1,319,254,455

(a)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2024.

(b)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 10.5%
	EQUITY - 10.5%
13,500	Vanguard S&P 500 ETF	$7,056,045

	TOTAL EXCHANGE-TRADED FUND (Cost $5,391,630)	7,056,045

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 76.2%
	AUTOMOTIVE — 6.0%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.7060	08/14/25	1,002,395
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	1,000,000
1,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.4340	06/09/25	1,002,225
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.6970	03/20/26	1,001,290
					4,005,910
	BANKING — 10.4%
1,000,000	Bank of America Corporation Series N(c)	SOFRRATE + 0.650%	1.5300	12/06/25	996,285
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	5.4100	04/30/26	1,001,675
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.6670	08/28/26	1,001,953
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	6.1480	04/26/26	1,004,815
1,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.6150	07/16/25	1,003,340
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	5.3160	10/10/25	1,001,475
1,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	991,558
					7,001,101
	BEVERAGES — 1.5%
1,000,000	PepsiCo, Inc.(a)	SOFRINDX + 0.400%	5.5200	11/12/24	1,000,106

	BIOTECH & PHARMA — 2.9%
1,000,000	Biogen, Inc.		4.0500	09/15/25	993,016
1,000,000	Royalty Pharma plc		1.2000	09/02/25	969,971
					1,962,987

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.2% (Continued)
	CHEMICALS — 1.4%
1,000,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	$967,073

	CONTAINERS & PACKAGING — 1.5%
1,000,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	994,687

	ELECTRIC UTILITIES — 4.3%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	966,972
1,000,000	Entergy Corporation		0.9000	09/15/25	966,170
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.8770	05/08/25	1,003,078
					2,936,220
	ELECTRICAL EQUIPMENT — 1.5%
1,000,000	Trane Technologies Financing Ltd.		3.5500	11/01/24	1,000,000

	FOOD — 3.6%
1,435,000	Campbell Soup Company		3.9500	03/15/25	1,428,982
1,000,000	Mondelez International, Inc.		1.5000	05/04/25	983,283
					2,412,265
	HEALTH CARE FACILITIES & SERVICES — 2.9%
1,000,000	CVS Health Corporation		3.8750	07/20/25	992,030
1,000,000	HCA, Inc.		5.3750	02/01/25	1,000,120
					1,992,150
	HOME CONSTRUCTION — 3.0%
1,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	994,278
1,000,000	Lennar Corporation		4.7500	05/30/25	998,728
					1,993,006
	INSTITUTIONAL FINANCIAL SERVICES — 4.5%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,006,397
1,000,000	Jefferies Financial Group, Inc.		5.1500	09/15/25	1,000,101
1,000,000	Nasdaq, Inc.		5.6500	06/28/25	1,004,595
					3,011,093
	MACHINERY — 3.0%
1,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.460%	5.5220	02/27/26	1,000,846

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.2% (Continued)
	MACHINERY — 3.0% (Continued)
1,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.440%	5.4850	03/06/26	$1,001,267
					2,002,113
	METALS & MINING — 1.5%
1,000,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	1,000,795

	OIL & GAS PRODUCERS — 7.4%
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	996,377
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	998,846
1,000,000	MPLX, L.P.		4.8750	12/01/24	999,640
1,000,000	Plains All American Pipeline, L.P.		3.6000	11/01/24	1,000,000
1,000,000	Williams Companies, Inc.		4.0000	09/15/25	992,476
					4,987,339
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,000,000	Equinix, Inc.		2.6250	11/18/24	998,695

	RETAIL - DISCRETIONARY — 3.0%
1,000,000	AutoZone, Inc.		3.6250	04/15/25	994,241
1,000,000	Genuine Parts Company		1.7500	02/01/25	991,473
					1,985,714
	SEMICONDUCTORS — 3.0%
1,000,000	Intel Corporation		3.4000	03/25/25	993,330
1,000,000	KLA Corporation		4.6500	11/01/24	1,000,000
					1,993,330
	SOFTWARE — 2.4%
1,615,000	Oracle Corporation		2.9500	11/15/24	1,613,499

	STEEL — 1.5%
1,000,000	Steel Dynamics, Inc.		2.8000	12/15/24	997,117

	TECHNOLOGY HARDWARE — 1.4%
1,000,000	HP, Inc.		2.2000	06/17/25	983,111

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.2% (Continued)
	TECHNOLOGY SERVICES — 2.8%
1,000,000	Equifax, Inc.		2.6000	12/01/24	$997,972
877,000	Western Union Company		2.8500	01/10/25	873,057
					1,871,029
	TOBACCO & CANNABIS — 3.7%
1,500,000	Altria Group, Inc.		2.3500	05/06/25	1,480,420
1,000,000	Reynolds American, Inc.		4.4500	06/12/25	996,595
					2,477,015
	TRANSPORTATION & LOGISTICS — 1.5%
1,000,000	Canadian Pacific Railway Company		1.3500	12/02/24	996,945

	TOTAL CORPORATE BONDS (Cost $51,137,344)				51,183,300

	U.S. GOVERNMENT & AGENCIES — 1.5%
	U.S. TREASURY NOTES — 1.5%
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.169%	4.7310	04/30/25	999,923

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,000,170)				999,923

Shares
	SHORT-TERM INVESTMENTS — 9.0%
	MONEY MARKET FUND - 9.0%
6,012,032	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.73%)(d) (Cost $6,012,032)	6,012,032

	TOTAL INVESTMENTS - 97.2% (Cost $63,541,176)	$65,251,300
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%	1,900,119
	NET ASSETS - 100.0%	$67,151,419

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
209	CME E-Mini Standard & Poor’s 500 Index Futures	12/23/2024	$59,967,325	$561,060

	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $1,968,363 or 2.9% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0%
	ADVERTISING & MARKETING — 2.1%
1,461,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6500	11/01/24	$1,461,000

	AUTOMOTIVE — 7.8%
1,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.7060	08/14/25	1,503,592
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	1,000,000
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	6.4450	11/05/26	1,001,624
1,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.4340	06/09/25	1,002,226
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.6970	03/20/26	1,001,290
					5,508,732
	BANKING — 18.3%
1,000,000	Bank of America Corporation Series N(c)	SOFRRATE + 0.650%	1.5300	12/06/25	996,285
1,000,000	Bank of America Corporation(c)	TSFR3M + 1.072%	3.3660	01/23/26	995,452
1,000,000	Bank of New York Mellon(a)	SOFRRATE + 0.450%	5.3900	03/13/26	1,001,026
2,000,000	Citibank NA(a)	SOFRINDX + 0.590%	5.4100	04/30/26	2,003,350
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.6670	08/28/26	1,001,953
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	995,904
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	6.1480	04/26/26	1,004,815
2,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.6150	07/16/25	2,006,680
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	5.3160	10/10/25	1,001,475
2,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	1,983,115
					12,990,055
	BIOTECH & PHARMA — 4.2%
1,000,000	Amgen, Inc.		5.2500	03/02/25	1,001,162
1,000,000	Biogen, Inc.		4.0500	09/15/25	993,016
1,000,000	Royalty Pharma plc		1.2000	09/02/25	969,971
					2,964,149
	CHEMICALS — 1.5%
113,000	Eastman Chemical Company		3.8000	03/15/25	112,469
1,000,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	967,073
					1,079,542

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 1.4%
1,000,000	Block Financial, LLC		5.2500	10/01/25	$1,002,146

	CONTAINERS & PACKAGING — 1.4%
1,000,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	994,687

	E-COMMERCE DISCRETIONARY — 1.1%
759,000	eBay, Inc.		1.9000	03/11/25	750,565

	ELECTRIC UTILITIES — 4.1%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	966,972
1,000,000	Entergy Corporation		0.9000	09/15/25	966,169
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.8770	05/08/25	1,003,078
					2,936,219
	ELECTRICAL EQUIPMENT — 1.4%
1,000,000	Trane Technologies Financing Ltd.		3.5500	11/01/24	1,000,000

	FOOD — 3.8%
1,436,000	Campbell Soup Company		3.9500	03/15/25	1,429,978
1,272,000	Mondelez International, Inc.		1.5000	05/04/25	1,250,736
					2,680,714
	HEALTH CARE FACILITIES & SERVICES — 4.2%
1,000,000	CVS Health Corporation		3.8750	07/20/25	992,030
1,000,000	HCA, Inc.		5.3750	02/01/25	1,000,121
1,000,000	Laboratory Corp of America Holdings		2.3000	12/01/24	997,540
					2,989,691
	HOME CONSTRUCTION — 2.8%
1,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	994,278
1,000,000	Lennar Corporation		4.7500	05/30/25	998,728
					1,993,006

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	$1,006,397
1,000,000	Jefferies Financial Group, Inc.		5.1500	09/15/25	1,000,101
1,000,000	Nasdaq, Inc.		5.6500	06/28/25	1,004,595
					3,011,093
	INTERNET MEDIA & SERVICES — 1.9%
1,352,000	Expedia Group, Inc.(b)		6.2500	05/01/25	1,354,203

	LEISURE PRODUCTS — 1.4%
1,000,000	Hasbro, Inc.		3.0000	11/19/24	998,617

	MACHINERY — 2.8%
1,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.460%	5.5220	02/27/26	1,000,846
1,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.440%	5.4850	03/06/26	1,001,267
					2,002,113
	METALS & MINING — 1.4%
1,000,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	1,000,795

	OIL & GAS PRODUCERS — 12.3%
1,000,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	1,007,576
1,000,000	Energy Transfer, L.P.		2.9000	05/15/25	988,760
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	996,377
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	998,846
1,000,000	MPLX, L.P.		4.8750	12/01/24	999,640
1,000,000	Occidental Petroleum Corporation		5.8750	09/01/25	1,004,342
1,000,000	Plains All American Pipeline, L.P.		3.6000	11/01/24	1,000,000
760,000	Range Resources Corporation		4.8750	05/15/25	758,262
1,000,000	Williams Companies, Inc.		3.9000	01/15/25	997,574
					8,751,377
	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,000,000	Equinix, Inc.		2.6250	11/18/24	998,695

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	RETAIL - DISCRETIONARY — 2.8%
1,000,000	AutoZone, Inc.		3.6250	04/15/25	$994,241
1,000,000	Genuine Parts Company		1.7500	02/01/25	991,473
					1,985,714
	SEMICONDUCTORS — 1.4%
1,000,000	Intel Corporation		3.4000	03/25/25	993,330

	SOFTWARE — 2.8%
1,000,000	Oracle Corporation		2.5000	04/01/25	990,109
1,000,000	Oracle Corporation		2.9500	11/15/24	999,070
					1,989,179
	STEEL — 1.4%
1,000,000	Steel Dynamics, Inc.		2.8000	12/15/24	997,117

	TECHNOLOGY HARDWARE — 1.4%
1,000,000	HP, Inc.		2.2000	06/17/25	983,111

	TECHNOLOGY SERVICES — 2.8%
1,000,000	Equifax, Inc.		2.6000	12/01/24	997,971
1,000,000	Western Union Company		2.8500	01/10/25	995,504
					1,993,475
	TOBACCO & CANNABIS — 3.5%
1,500,000	Altria Group, Inc.		2.3500	05/06/25	1,480,420
1,000,000	Reynolds American, Inc.		4.4500	06/12/25	996,595
					2,477,015
	TRANSPORTATION & LOGISTICS — 1.4%
1,000,000	Canadian Pacific Railway Company		1.3500	12/02/24	996,945

	TOTAL CORPORATE BONDS (Cost $68,794,462)				68,883,285

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUND - 3.0%
2,154,233	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.73%(d) (Cost $2,154,233)	$2,154,233

	TOTAL INVESTMENTS - 100.0% (Cost $70,948,695)	$71,037,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(3,115)
	NET ASSETS - 100.0%	$71,034,403

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $3,322,566 or 4.7% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

			Navigator Tactical	Navigator	Navigator Ultra
	Navigator Tactical		Investment Grade	Tactical U.S.	Short Bond
	Fixed Income Fund		Bond Fund	Allocation Fund	Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $113,649,686, $0, $0 and $0 respectively)	$8,564,414,187		$1,315,509,537	$63,541,176	$70,948,695
Investments in Securities at Value (including affiliated securities of $122,632,738, $0, $0 and $0 respectively)	$8,639,554,951	(a)	$1,315,549,040	$65,251,300	$71,037,518
Cash	1,478,142		—	—	—
Deposits with Broker for Futures Contracts with Goldman Sachs	71,544,574		—	1,783,761	—
Deposits with Broker for Option Contracts with Pershing	386,669		—	—	—
Premiums Paid for Swap Contracts	212,088,892		—	—	—
Unrealized Appreciation on Swap Contracts	38,512,157		—	—	—
Dividends and Interest Receivable	36,802,324		1,810,501	570,508	734,240
Receivable for Fund Shares Sold	9,207,831		4,010,922	—	232,387
Swaptions Purchased, at fair value (premiums paid $5,550,000, $0, $-0 and $0, respectively)	5,075,500		—	—	—
Unrealized Appreciation on Futures Contracts	1,580,635		—	561,060	—
Receivable for Securities Lending Income	793,942		—	—	—
Prepaid Expenses and Other Assets	107,173		44,268	3,279	8,660
Total Assets	9,017,132,790		1,321,414,731	68,169,908	72,012,805

Liabilities:
Collateral on Securities Loaned	1,094,061,373		—	—	—
Payable to Broker for Swaps with Goldman Sachs and Morgan Stanley	175,411,368		—	—	—
Unrealized Depreciation on Futures Contracts	39,728,287		—	—	—
Payable for Securities Purchased	18,159,681		—	967,230	967,230
Payable for Fund Shares Redeemed	5,660,352		1,181,106	—	—
Accrued Advisory Fees	5,089,884		720,430	34,573	908
Payable for Swaps Premium	3,440,000		—	—	—
Unrealized Depreciation on Swap Contracts	1,483,779		—	—	—
Swaptions Written, at fair value (premiums received $950,000, $0, $0 and $0, respectively)	910,500		—	—	—
Payable to Related Parties	188,182		113,502	9,558	6,326
Accrued Distribution Fees	31,386		—	—	—
Accrued Expenses and Other Liabilities	799,588		145,238	7,128	3,938
Total Liabilities	1,344,964,380		2,160,276	1,018,489	978,402

Net Assets	$7,672,168,410		$1,319,254,455	$67,151,419	$71,034,403

Composition of Net Assets:
At October 31, 2024, Net Assets consisted of:
Paid-in-Capital	$8,038,643,288		$1,332,382,205	$58,571,889	$70,655,800
Accumulated Earnings (Losses)	$(366,474,878)		(13,127,750)	8,579,530	378,603
Net Assets	$7,672,168,410		$1,319,254,455	$67,151,419	$71,034,403

Net Asset Value Per Share
Class A Shares:
Net Assets	$46,222,115				$5,874
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,635,115				560
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.97				$10.48	*
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$10.36				$10.89

Class C Shares:
Net Assets	$25,764,351
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,590,909
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.94

Class I Shares:
Net Assets	$7,600,181,944		$1,319,254,455	$67,151,419	$71,028,529
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	761,586,197		141,814,858	5,854,383	7,043,151
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.98		$9.30	$11.47	$10.08

(a)	Includes loaned securities with a value of $1,072,313,590.

*	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024

		Navigator Tactical	Navigator	Navigator
	Navigator Tactical	Investment Grade	Tactical U.S.	Ultra Short
	Fixed Income Fund	Bond Fund	Allocation Fund	Bond Fund
Investment Income:
Dividend Income (including income on affiliated securities of $5,624,906, $0, $0 and $0, respectively)	$98,972,708	$—	$91,342	$—
Interest Income	296,705,254	64,322,939	3,057,511	3,861,836
Securities Lending - net	1,912,922	—	—	—
Total Investment Income	397,590,884	64,322,939	3,148,853	3,861,836

Expenses:
Investment Advisory Fees	58,942,257	10,432,324	519,472	199,735
Distribution Fees:
Class A	115,956	—	—	15
Class C	238,480	—	—	—
Third Party Administrative Servicing Fees	7,588,267	1,292,469	—	13,956
Transfer Agent Fees	1,207,471	573,111	20,119	21,689
Administration Fees	1,134,338	652,492	84,538	74,143
Custody Fees	490,748	133,811	10,081	12,887
Printing Expense	393,731	127,963	643	1,001
Registration & Filing Fees	165,000	69,130	999	24,969
Chief Compliance Officer Fees	128,999	43,855	27,362	26,314
Insurance Expense	74,002	13,999	3,499	3,601
Audit Fees	22,319	18,801	19,799	19,992
Trustees’ Fees	17,882	17,921	18,294	17,921
Legal Fees	15,513	14,219	16,182	13,370
Miscellaneous Expenses	9,501	2,078	2,500	2,708
Total Expenses	70,544,464	13,392,173	723,488	432,301
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(930,374)	—	—	—
Less: Expenses waived or fees reimbursed/recaptured by the Advisor	—	(989,596)	(105,755)	(165,873)
Net Expenses	69,614,090	12,402,577	617,733	266,428
Net Investment Income	327,976,794	51,920,362	2,531,120	3,595,408

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including gain on affiliated securities of $0, $0, $0 and $0, respectively)	37,357,638	51,997,086	32,851	45,429
Swap Contracts	227,481,190	4,097,566	—	—
Futures Contracts	135,894,459	3,040,634	11,136,967	—
Options Purchased	(12,350,169)	—	—	—
Options Written	2,106,033	—	—	—
Swaptions Purchased	(6,462,499)	—	—	—
Swaptions Written	445,000	—	—	—
	384,471,652	59,135,286	11,169,818	45,429

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain on affiliated securities of $13,377,227, $0, $0 and $0, respectively)	79,195,870	18,533	1,718,904	102,493
Swap Contracts	52,759,829	—	—	—
Futures Contracts	(42,451,628)	—	561,060	—
Options Purchased	701,798	—	—	—
Options Written	(15,296)	—	—	—
Swaptions Purchased	(474,500)	—	—	—
Swaptions Written	39,500	—	—	—
	89,755,573	18,533	2,279,964	102,493

Net Realized and Unrealized Gain on Investments	474,227,225	59,153,819	13,449,782	147,922

Net Increase in Net Assets Resulting From Operations	$802,204,019	$111,074,181	$15,980,902	$3,743,330

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Tactical Fixed Income Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$327,976,794	$264,252,051
Net Realized Gain	384,471,652	119,306,694
Net Change in Unrealized Appreciation	89,755,573	69,004,158
Net Increase in Net Assets Resulting from Operations	802,204,019	452,562,903

Distributions to Shareholders:
Class A	(2,625,725)	(2,357,574)
Class C	(1,172,188)	(971,017)
Class I	(420,332,497)	(341,731,297)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(424,130,410)	(345,059,888)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	11,588,958	12,330,394
Class C	6,542,897	2,772,987
Class I	2,108,334,780	1,541,145,411
Distributions Reinvested:
Class A	2,588,372	2,319,083
Class C	1,111,979	924,010
Class I	285,676,953	226,231,701
Cost of Shares Redeemed:
Class A	(16,121,396)	(17,623,783)
Class C	(5,611,713)	(7,996,049)
Class I	(1,650,616,804)	(1,949,604,931)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	743,494,026	(189,501,177)

Increase (Decrease) in Net Assets	1,121,567,635	(81,998,162)

Net Assets:
Beginning of Year	6,550,600,775	6,632,598,937
End of Year	$7,672,168,410	$6,550,600,775

SHARE ACTIVITY
Class A:
Shares Sold	1,178,429	1,280,564
Shares Reinvested	263,003	244,091
Shares Redeemed	(1,639,798)	(1,837,902)
Net decrease in shares of beneficial interest outstanding	(198,366)	(313,247)

Class C:
Shares Sold	664,725	289,467
Shares Reinvested	113,152	97,501
Shares Redeemed	(572,626)	(841,298)
Net increase (decrease) in shares of beneficial interest outstanding	205,251	(454,330)

Class I:
Shares Sold	213,993,929	160,679,830
Shares Reinvested	28,998,187	23,806,498
Shares Redeemed	(167,681,329)	(203,783,113)
Net increase (decrease) in shares of beneficial interest outstanding	75,310,787	(19,296,785)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Investment Grade Bond Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$51,920,362	$41,562,144
Net Realized Gain (Loss)	59,135,286	(17,130,395)
Net Change in Unrealized Appreciation	18,533	135,952
Net Increase in Net Assets Resulting from Operations	111,074,181	24,567,701

Distributions to Shareholders:
Class l	(52,150,532)	(37,900,560)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(52,150,532)	(37,900,560)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	405,097,540	305,493,638
Distributions Reinvested:
Class I	48,649,828	35,615,770
Cost of Shares Redeemed:
Class I	(274,708,451)	(257,488,827)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	179,038,917	83,620,581

Increase in Net Assets	237,962,566	70,287,722

Net Assets:
Beginning of Year	1,081,291,889	1,011,004,167
End of Year	$1,319,254,455	$1,081,291,889

SHARE ACTIVITY

Class I:
Shares Sold	43,658,301	34,236,683
Shares Reinvested	5,217,750	4,010,675
Shares Redeemed	(29,644,113)	(28,802,353)
Net increase in shares of beneficial interest outstanding	19,231,938	9,445,005

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical U.S. Allocation Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$2,531,120	$1,925,194
Net Realized Gain	11,169,818	3,310,877
Net Change in Unrealized Appreciation (Depreciation)	2,279,964	(40,998)
Net Increase in Net Assets Resulting from Operations	15,980,902	5,195,073

Distributions to Shareholders:
Class l	(2,602,333)	(1,679,685)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2,602,333)	(1,679,685)

Beneficial Interest Transactions:
Distributions Reinvested:
Class I	2,602,333	1,679,684
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	2,602,333	1,679,684

Increase in Net Assets	15,980,902	5,195,072

Net Assets:
Beginning of Year	51,170,517	45,975,445
End of Year	$67,151,419	$51,170,517

Share Activity
Class I:
Shares Reinvested	241,892	185,984
Net increase in shares of beneficial interest outstanding	241,892	185,984

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$3,595,408	$2,698,554
Net Realized Gain	45,429	30,467
Net Change in Unrealized Appreciation	102,493	358,245
Net Increase in Net Assets Resulting from Operations	3,743,330	3,087,266

Distributions to Shareholders:
Class A	(303)	(256)
Class I	(3,739,965)	(2,370,653)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,740,268)	(2,370,909)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	11,290,700	7,499,420
Distributions Reinvested:
Class A	303	256
Class I	3,513,545	2,275,544
Cost of Shares Redeemed:
Class A	(297)	(5,252)
Class I	(5,423,694)	(2,799,836)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	9,380,557	6,970,132

Increase in Net Assets	9,383,619	7,686,489

Net Assets:
Beginning of Year	61,650,784	53,964,295
End of Year	$71,034,403	$61,650,784

SHARE ACTIVITY
Class A:
Shares Reinvested	29	25
Shares Redeemed	(29)	(508)
Net increase (decrease) in shares of beneficial interest outstanding	—	(483)

Class I:
Shares Sold	1,116,644	749,149
Shares Reinvested	350,359	227,467
Shares Redeemed	(536,692)	(278,989)
Net increase in shares of beneficial interest outstanding	930,311	697,627

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
Net Asset Value, Beginning of Year	$9.44	$9.29	$10.92	$10.63		$10.24
From Operations:
Net investment income (a)	0.42	0.36	0.05	0.05		0.09
Net gain (loss) from securities (both realized and unrealized)	0.67	0.26	(1.06)	0.88		0.41
Total from operations	1.09	0.62	(1.01)	0.93		0.50
Distributions to shareholders from:
Net investment income	(0.56)	(0.47)	(0.13)	(0.18)		(0.11)
Net realized gains	—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.56)	(0.47)	(0.62)	(0.64)		(0.11)
Net Asset Value, End of Year	$9.97	$9.44	$9.29	$10.92		$10.63
Total Return (b)	11.73%	6.78%	(9.79)%	9.00%		4.95%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$46,222	$45,626	$47,808	$61,196		$67,235
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.23%	1.24%	1.21%	1.22	% (f)	1.24%
net of waivers/reimbursement (c)	1.21%	1.22%	1.20%	1.21%		1.23%
Ratio of net investment income to average net assets (c)(d)	4.30%	3.71%	0.49%	0.42%		0.84%
Portfolio turnover rate	34%	250%	197%	157%		197%

	Navigator Tactical Fixed Income Fund - Class C
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
Net Asset Value, Beginning of Year	$9.41	$9.26	$10.91	$10.62		$10.27
From Operations:
Net investment income (loss) (a)	0.35	0.28	(0.02)	(0.03)		0.01
Net gain (loss) from securities (both realized and unrealized)	0.67	0.27	(1.07)	0.89		0.41
Total from operations	1.02	0.55	(1.09)	0.86		0.42
Distributions to shareholders from:
Net investment income	(0.49)	(0.40)	(0.07)	(0.11)		(0.07)
Net realized gains	—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.49)	(0.40)	(0.56)	(0.57)		(0.07)
Net Asset Value, End of Year	$9.94	$9.41	$9.26	$10.91		$10.62
Total Return (b)	10.94%	5.99%	(10.53)%	8.25%		4.15%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$25,764	$22,461	$26,309	$30,016		$18,357
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.98%	1.99%	1.96%	1.97	% (f)	1.99%
net of waivers/reimbursement (c)	1.96%	1.97%	1.95%	1.96%		1.98%
Ratio of net investment income (loss) to average net assets (c)(d)	3.57%	2.96%	(0.21)%	(0.26)%		0.08%
Portfolio turnover rate	34%	250%	197%	157%		197%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
Net Asset Value, Beginning of Year	$9.45	$9.30	$10.93	$10.64		$10.23
From Operations:
Net investment income(a)	0.45	0.38	0.08	0.07		0.11
Net gain (loss) from securities (both realized and unrealized)	0.66	0.27	(1.07)	0.89		0.42
Total from operations	1.11	0.65	(0.99)	0.96		0.53
Distributions to shareholders from:
Net investment income	(0.58)	(0.50)	(0.15)	(0.21)		(0.12)
Net realized gains	—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.58)	(0.50)	(0.64)	(0.67)		(0.12)
Net Asset Value, End of Year	$9.98	$9.45	$9.30	$10.93		$10.64
Total Return (b)	12.00%	7.05%	(9.55)%	9.29%		5.30%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$7,600,182	$6,482,514	$6,558,482	$8,427,502		$6,087,718
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.98%	0.99%	0.96%	0.97	% (f)	0.99%
net of waivers/reimbursement (c)	0.96%	0.97%	0.95%	0.96%		0.98%
Ratio of net investment income to average net assets (c)(d)	4.56%	3.97%	0.76%	0.69%		1.08%
Portfolio turnover rate	34%	250%	197%	157%		197%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of the interest expenses.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Investment Grade Bond Fund - Class I
	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Period*
	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
Net Asset Value, Beginning of Year/Period	$8.82	$8.94	$9.89		$10.00
From Operations:
Net investment income (a)	0.39	0.36	0.13		0.02
Net gain (loss) from securities (both realized and unrealized)	0.49	(0.15)	(0.99)		(0.12)
Total from operations	0.88	0.21	(0.86)		(0.10)
Distributions to shareholders from:
Net investment income	(0.40)	(0.33)	(0.09)		(0.01)
Net realized gains	—	—	(0.00	) (g)	—
Total distributions	(0.40)	(0.33)	(0.09)		(0.01)
Net Asset Value, End of Year/Period	$9.30	$8.82	$8.94		$9.89
Total Return (b)	9.99%	2.33%	(8.75)%		(1.03	)% (f)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,319,254	$1,081,292	$1,011,004		$49,463
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.09%	1.08%	1.10%		1.52	% (e)
net of waivers/reimbursement/recapture (c)	1.01%	1.01%	1.01%		1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	4.23%	3.99%	1.44%		1.06	% (e)
Portfolio turnover rate	360%	1368%	1502%		0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical U.S. Allocation Fund - Class I
	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Period Ended*
	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
Net Asset Value, Beginning of Year/Period	$9.12	$8.47	$10.85		$10.00
From Operations:
Net investment income (loss) (a)	0.44	0.35	0.02		(0.03)
Net gain (loss) from securities (both realized and unrealized)	2.37	0.61	(1.54)		0.88
Total from operations	2.81	0.96	(1.52)		0.85
Distributions to shareholders from:
Net investment income	(0.46)	(0.31)	(0.01)		—
Net realized gains	—	—	(0.85)		—
Total distributions	(0.46)	(0.31)	(0.86)		—
Net Asset Value, End of Year/Period	$11.47	$9.12	$8.47		$10.85
Total Return (b)	31.19%	11.36%	(15.28)%		8.50	% (d)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$67,151	$51,171	$45,975		$54,240
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.18%	1.23%	1.25	% (f)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.01%	1.01%	1.02	% (f)	1.04	% (c)(f)
Ratio of net investment income (loss) to average net assets (e)(g)	4.14%	3.84%	0.25	% (f)	(0.70	)% (c)(f)
Portfolio turnover rate	4%	25%	14%		8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.01% and 0.03% for the year ended October 31, 2022 and the period ended October 31, 2021, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended October	Ended October	Ended October	Ended October	Ended October
	31, 2024	31, 2023	31, 2022	31, 2021	31, 2020
Net Asset Value, Beginning of Year	$10.46	$10.32	$10.40	$10.38	$10.24
From Operations:
Net investment income (a)	0.54	0.44	0.07	0.02	0.02
Net gain (loss) from securities (both realized and unrealized)	0.02	0.08	(0.06)	0.02	0.21 (e)
Total from operations	0.56	0.52	0.01	0.04	0.23
Distributions to shareholders from:
Net investment income	(0.54)	(0.38)	(0.07)	(0.02)	(0.08)
Net realized gains	—	—	(0.02)	—	(0.01)
Total distributions	(0.54)	(0.38)	(0.09)	(0.02)	(0.09)
Net Asset Value, End of Year	$10.48	$10.46	$10.32	$10.40	$10.38
Total Return (b)	5.50%	5.14%	0.07%	0.38%	2.23%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$6	$6	$11	$23	$81
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.90%	0.92%	0.95%	0.96%	0.89%
net of waivers/reimbursement (c)	0.65%	0.65%	0.71%	0.80%	0.80%
Ratio of net investment income to average net assets (c)(d)	5.16%	4.23%	0.71%	0.19%	0.19%
Portfolio turnover rate	21%	36%	36%	145%	29%

	Navigator Ultra Short Bond Fund - Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended October	Ended October	Ended October	Ended October	Ended October
	31, 2024	31, 2023	31, 2022	31, 2021	31, 2020
Net Asset Value, Beginning of Year	$10.08	$9.96	$10.05	$10.03	$10.04
From Operations:
Net investment income (a)	0.55	0.46	0.12	0.04	0.14
Net gain (loss) from securities (both realized and unrealized)	0.02	0.07	(0.09)	0.02	0.03 (e)
Total from operations	0.57	0.53	0.03	0.06	0.17
Distributions to shareholders from:
Net investment income	(0.57)	(0.41)	(0.10)	(0.04)	(0.17)
Net realized gains	—	—	(0.02)	—	(0.01)
Total distributions	(0.57)	(0.41)	(0.12)	(0.04)	(0.18)
Net Asset Value, End of Year	$10.08	$10.08	$9.96	$10.05	$10.03
Total Return (b)	5.79%	5.39%	0.23%	0.63%	1.67%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$71,029	$61,645	$53,954	$53,161	$53,733
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.65%	0.68%	0.69%	0.71%	0.64%
net of waivers/reimbursement/recapture (c)	0.40%	0.40%	0.45%	0.55%	0.55%
Ratio of net investment income to average net assets (c)(d)	5.40%	4.62%	1.22%	0.41%	1.37%
Portfolio turnover rate	21%	36%	36%	145%	29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”), Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) (each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Tactical Fund offers three classes of shares designated as Class A, Class C and Class I, Ultra Fund offers only Class A and Class I shares and Bond Fund and Allocation Fund offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,327,825,411	$—	$—	$1,327,825,411
Open-End Funds	122,632,738	—	—	122,632,738
Corporate Bonds	—	2,985,760,948	—	2,985,760,948
U.S. Government & Agencies	—	2,338,145,908	—	2,338,145,908
Short-Term Investments	771,128,573	—	—	771,128,573
Collateral for Securities Loaned	1,094,061,373	—	—	1,094,061,373
Total	$3,315,648,095	$5,323,906,856	$—	$8,639,554,951

Derivatives:
Futures Contracts*	$1,580,635	$—	$—	$1,580,635
Swaptions Contracts^	—	5,075,500	—	5,075,500
Open Swap Contracts^	—	38,512,157	—	38,512,157
Total	$1,580,635	$43,587,657	$—	$45,168,292

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$39,728,287	$—	$—	$39,728,287
Swaptions Contracts^	—	910,500	—	910,500
Open Swap Contracts^	—	1,483,779	—	1,483,779
Total	$39,728,287	$2,394,279	$—	$42,122,566

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$894,708,462	$—	$894,708,462
Short-Term Investments	420,840,578	—	—	420,840,578
Total	$420,840,578	$894,708,462	$—	$1,315,549,040

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$7,056,045	$—	$—	$7,056,045
Corporate Bonds	—	51,183,300	—	51,183,300
U.S. Government & Agencies	—	999,923	—	999,923
Short-Term Investments	6,012,032	—	—	6,012,032
Total	$13,068,077	$52,183,223	$—	$65,251,300

Derivatives:
Futures Contracts*	$561,060	$—	$—	$561,060
Total	$561,060	$—	$—	$561,060

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$68,883,285	$—	$68,883,285
Short-Term Investments	2,154,233	—	—	2,154,233
Total	$2,154,233	$68,883,285	$—	$71,037,518

The Funds did not hold any Level 3 securities during the year.

*	Includes cumulative unrealized gain (loss) on futures contracts open at October 31, 2024.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps and swaptions are unrealized appreciation (depreciation) at October 31, 2024.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific referenced investment by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage equity risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The notional value of the derivative instruments outstanding as of October 31, 2024, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023, or expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	RISKS

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

4.	DERIVATIVES

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund, Allocation Fund and Bond Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the gross appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2024.

Tactical Fund:

					Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Instruments Pledged(1)	(Received)(2)	Net Amount
Futures Contracts	GS	$1,580,635	$—	$1,580,635	$(1,580,635)	$—	$—
Swap Contracts	GS	33,172,800	—	33,172,800	(1,483,779)	—	31,689,021
Swap Contracts	MS	5,339,357	—	5,339,357	—	—	5,339,357
Swaptions Purchased Contracts	GS	5,075,500	—	5,075,500	(910,500)	—	4,165,000
Total		$45,168,292	$—	$45,168,292	$(3,974,914)	$—	$41,193,378

					Gross Amounts Not Offset in the
Liabilities:					Statements of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statements of	Presented in the		Cash Collateral
	Counter	Recognized	Assets &	Statements of	Financial	Pledged/
Description	party	Liabilities	Liabilities	Assets & Liabilities	Instruments(1)	(Received)(2)	Net Amount
Futures Contracts	GS	$(39,728,287)	$—	$(39,728,287)	$1,580,635	$38,147,652	$—
Swap Contracts	GS	(1,483,779)	—	(1,483,779)	1,483,779	—	—
Swaptions Written Contracts	GS	(910,500)	—	(910,500)	910,500	—	—
Total		$(42,122,566)	$—	$(42,122,566)	$3,974,914	$38,147,652	$—

GS - Goldman Sachs

MS - Morgan Stanley

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Tactical Fund:

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Swaptions Purchased / Credit risk	Swaptions Purchased, at Fair Value	$5,075,500	Swaptions Written, at Fair Value	$—
Swaptions Written / Credit risk	Swaptions Purchased, at Fair Value	—	Swaptions Written, at Fair Value	910,500
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	1,580,635	Unrealized Depreciation on Futures Contracts	—
Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	39,728,287
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	38,512,157	Unrealized Depreciation on Swap Contracts	—
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	—	Unrealized Depreciation on Swap Contracts	1,483,779
		$45,168,292		$42,122,566

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2024.

		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$213,888,260	$54,243,608

Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	13,592,930	(1,483,779)

Futures contracts / Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	41,936,716	(39,856,613)

Futures contracts / Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	93,957,743	(2,595,015)

Options Purchased / Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(2,004,751)	200,428

Options Purchased / Equity risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(10,345,418)	501,370

Options Written / Interest rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	2,092,249	(15,296)

Options Written / Equity risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	13,784	—

Swaptions Purchased / Cridit risk	Net realized gain (loss) on swaptions purchased/Net change in unrealized appreciation (depreciation) on swaptions purchased	(6,462,499)	(474,500)

Swaptions Written / Credit risk	Net realized gain (loss) on swaptions written / Net change unrealized appreciation/(depreciation) on swaptions written	445,000	39,500
Total		$347,114,014	$10,559,703

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Bond Fund:

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2024.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Credit default swaps/Credit risk	Net realized gain on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts
		$4,097,566	$—
Futures contracts /Interest rate risk	Net realized gain on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	3,040,634	—
Total		$7,138,200	$—

Allocation Fund:

Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Gross
Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Instruments Pledged(1)	(Received)(2)	Net Amount
Futures Contracts	GS	$561,060	$—	$561,060	$—	$—	$561,060
Total		$561,060	$—	$561,060	$—	$—	$561,060

GS - Goldman Sachs

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$561,060	Unrealized Depreciation on Futures Contracts	$—
		$561,060		$—

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2024.

			Change in Unrealized
Contract Type/Primary Risk		Realized Gain on	Appreciation on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Futures contracts /Equity risk	Net realized loss on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$11,136,967	$561,060
Total		$11,136,967	$561,060

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

receives monthly fees calculated daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Tactical Fund up to $4.5 billion, 0.80% of the of the average daily net assets of the Tactical Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund above $5.5 billion, 0.85% of the average daily net assets of the Bond Fund and Allocation Fund and 0.30% of the average daily net assets of the Ultra Fund. For the year ended October 31, 2024, the Advisor earned advisory fees of $58,942,257, $10,432,324, $519,472 and $199,735 for the Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Tactical Fund invested a portion of its assets in the Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the year ended October 31, 2024, the Tactical Fund waived $930,374 in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I	Expiration Date
Bond Fund	—	1.01%	2/28/2025
Allocation Fund	—	1.01%	2/28/2025
Ultra Fund	0.65%	0.40%	2/28/2025

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the year ended October 31, 2024, the Advisor waived $989,596, $105,755 and $165,873 in fees from the Bond Fund, Allocation Fund and Ultra Fund, respectively.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2025	October 31, 2026	October 31, 2027	Total
Bond Fund	$632,196	$774,444	$989,596	$2,396,236
Allocation Fund	112,432	111,067	105,755	329,254
Ultra Fund	128,968	161,276	165,873	456,117

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended October 31, 2024, the Tactical Fund incurred distribution fees of $115,956 and $238,480 for Class A shares and Class C shares, respectively, and the Ultra Fund incurred distribution fees of $15 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended October 31, 2024, the Distributor received $29,062 in underwriting commissions for sales of Class A shares, of which $4,518 was retained by the principal underwriter or other affiliated broker-dealers.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the year ended October 31, 2024, amounted to $6,767,374,208 and $1,347,063,288 respectively, for the Tactical Fund, $1,956,558,752 and $2,013,768,197, respectively, for the Bond Fund, $93,832,642 and $2,007,770, respectively, for the Allocation Fund; and $126,117,424 and $13,532,524, respectively, for the Ultra Fund.

The cost of purchases and the proceeds from the sale of U.S. Government securities, for the year ended October 31, 2024, amounted to $8,990,486,484 and $1,589,501,328 respectively, for the Tactical Fund.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including options and swaps, and its respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Navigator Tactical Fixed Income Fund	$8,800,928,500	$475,099,043	$(383,194,863)	$91,904,180
Navigator Tactical Investment Garde Bond Fund	1,315,509,537	39,503	—	39,503
Navigator Tactical US Allocation Fund	63,541,176	1,725,209	(15,085)	1,710,124
Navigator Ultra Short Term Fund	70,948,695	103,151	(14,328)	88,823

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 was as follows:

For the year ended October 31, 2024:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Tactical Fixed Income Fund	$424,130,410	$—	$—	$424,130,410
Navigator Tactical Investment Grade Bond Fund	52,150,532	—	—	52,150,532
Navigator Tactical US Allocation Fund	2,602,333	—	—	2,602,333
Navigator Ultra Short Term Bond Fund	3,740,268	—	—	3,740,268

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Tactical Fixed Income Fund	$345,059,888	$—	$—	$345,059,888
Navigator Tactical Investment Grade Bond Fund	37,900,560	—	—	37,900,560
Navigator Tactical US Allocation Fund	1,679,685	—	—	1,679,685
Navigator Ultra Short Term Bond Fund	2,370,909	—	—	2,370,909

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Deficits)
Navigator Tactical Fixed Income Fund	$76,503,855	$—	$—	$(534,882,913)	$—	$91,904,180	$(366,474,878)
Navigator Tactical Investment Grade Bond Fund	6,772,502	—	—	(19,939,755)	—	39,503	(13,127,750)
Navigator Tactical US Allocation Fund	2,804,856	4,064,550	—	—	—	1,710,124	8,579,530
Navigator Ultra Short Term Bond Fund	339,318	—	—	(49,538)	—	88,823	378,603

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures contracts.

At October 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

					Capital Loss
					Carry Forward
	Short-Term	Long-Term	Total		Utilized
Navigator Tactical Fixed Income Fund	$484,468,724	$50,414,189	$534,882,913		$228,974,868
Navigator Tactical Investment Grade Bond Fund	17,432,832	2,506,923	19,939,755	*	56,510,554
Navigator Tactical US Allocation Fund	—	—	—		5,130,277
Navigator Ultra Short Term Bond Fund	49,538	—	49,538		45,429

*	The Navigator Tactical Investment Grade Bond Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $1,543,207 per year and has a total limited capital loss remaining of $221,608.

9.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Goldman Sachs Financial Square Government Fund, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of October 31, 2024, the Tactical Fund loaned securities which was collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral was as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Fund	$1,072,313,590	$1,094,061,373

*	The Tactical Fund received cash collateral of $1,094,061,373 was subsequently invested in the Goldman Sachs Financial Square Government Fund as reported in the Schedule of Investments.

Securities Lending Transactions
Overnight and Continuous
Tactical Fund
Goldman Sachs Financial Square Government Fund, Institutional Class	$1,094,061,373

10.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Tactical Fund as of October 31, 2024 are noted in the Fund’s Schedule of Investments. Transactions during the year ended October 31, 2024, with affiliated companies were as follows:

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	Year/Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Year/Period	Ending Shares
Ultra Fund	$52,444,702	$3,022,573	$—	$—	$15,702	$3,022,574	$55,482,977	5,504,264
Allocation Fund	51,185,904	2,602,332	—	—	13,361,525	2,602,332	67,149,761	5,854,382
	$103,630,606	$5,624,905	$—	$—	$13,377,227	$5,624,906	$122,632,738	11,358,646

11.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2024, National Financial Services LLC accounts holding Shares for the benefit of others, held approximately 57% and 47% of the voting securities of the Tactical Fund and Bond Fund, respectively of the voting securities of the Fund. As of October 31, 2024, Mac & Co. held approximately 78% and 100% of the voting securities of the Ultra Fund and Allocation Fund, respectively.

12.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment at October 31, 2024. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Fund	Investment	Percentage of Net Assets
Bond Fund	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	31.9%

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Navigator Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Navigator Funds, comprising the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund, and Navigator Ultra Short Bond Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Clark Capital Management Group, Inc. Adviser to Navigator Tactical Fixed Income Fund (“Navigator Fixed”), Navigator Ultra Short Bond Fund (“Navigator Ultra”), Navigator Tactical Investment Grade Bond Fund (“Navigator Bond”) and Navigator Tactical U.S. Allocation Fund (“Navigator Allocation”) *

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Adviser”) and the Trust, with respect to the Navigator Fixed, Navigator Ultra, Navigator Bond and Navigator Allocation (each a “Fund” and collectively referred to as the “Navigator Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that the Adviser was founded in 1986 and managed over $36 billion in assets, offering investment strategies across multiple asset classes. The Trustees also noted that the Adviser partnered with reputable financial advisers to create personalized investment plans aligned to their clients’ financial goals. The Trustees reviewed the background information on the key investment personnel responsible for servicing the Funds, considering their education and the depth of their collective financial industry experience. The Trustees noted that a senior portfolio manager had retired earlier that year, and acknowledged the Adviser’s assurance that the replacement portfolio manager was highly experienced and that it did not expect a change in the quality of service provided by the Adviser. The Trustees noted that the Adviser used proprietary “Relative Strength” models to quantitatively rank potential investments and manage portfolio risk by allocating the Navigator Funds’ investments to the strongest performing sectors and away from underperforming sectors. The Trustees agreed that the Adviser had a robust operation with sufficient resources supporting the Navigator Funds, concluding that they expected the Adviser to continue providing quality service to the Navigator Funds for the benefit of their respective shareholders.

Performance.

Navigator Fixed. The Trustees noted that Navigator Fixed’s returns over the prior one-year, three-year, and five-year periods were above the category median and average over the same periods. The Trustees further noted that Navigator Fixed’s returns were above the category median and average on a since-inception basis. The Trustees considered the strong long-term performance and the Adviser’s commentary that the Fund’s relative strength model tended to lag the benchmark during particularly strong rising markets. The Trustees agreed that Navigator Fixed’s performance was satisfactory.

Navigator Bond. The Trustees noted that Navigator Bond’s returns over the prior one-year period were in the 60th percentile of the Fund’s category and below both of the category median and average. The Trustees further noted that Navigator Bond’s returns on a since inception basis were in the 68th percentile of the Fund’s category and below both of the category median and average. The Trustees agreed that Navigator Bond’s returns were satisfactory, but that the Trustees would continue to review the Fund’s performance over time.

Navigator Allocation. The Trustees noted that Navigator Allocation’s returns over the prior one-year period were in the 3rd percentile of the Fund’s category and above each of the category median and average. The Trustees further noted that Navigator Allocation’s returns on a since-inception basis were the highest in the Fund’s category. The Trustees agreed that Navigator Allocation’s performance was satisfactory.

Navigator Ultra. The Trustees noted that Navigator Ultra’s returns over the prior one-year period were below the category average, but above the returns of the peer group and benchmark. They further noted that the Fund’s returns over the prior three and five-year periods were above the peer group and category medians and index returns. The Trustees further noted that Navigator Ultra’s performance on a since inception basis was in the 30th percentile of the Fund’s category and above both the category average and median and had earned four stars from Morningstar. The Trustees agreed that Navigator Allocation’s performance was satisfactory.

Fees and Expenses.

Navigator Fixed. The Trustees noted that the Adviser charged Navigator Fixed an annual advisory fee of 0.82% after the impact of fee breakpoints, which was in the 66th percentile of the Fund’s category and above each of the category median and average. The Trustees further noted that Navigator Fixed’s net expense ratio of 0.97% was in the 67th percentile of the Fund’s category and above each of the category average and median. They considered the fees charged by the Adviser for managing separate accounts with a similar strategy as Navigator Fixed. The Trustees agreed that, in light of the quality and complexity of the services and strategy provided, the fee was not unreasonable.

Navigator Bond. The Trustees noted that the Adviser charged Navigator Bond an annual advisory fee of 0.85%, which was above each of the category average and median. They considered the fee with breakpoints at various asset levels. The Trustees noted that the Adviser had an expense limitation agreement in place which provided that total annual fund operating expenses after fee waiver and/or reimbursement would not exceed 1.01% of average daily net assets attributable to Class I shares. The Trustees agreed that the fee was not unreasonable.

Navigator Allocation. The Trustees noted that the Adviser charged Navigator Allocation a maximum annual advisory fee of 0.85%, which was above the category average and median. They considered the fee with breakpoints at various asset levels. The Trustees noted that the Adviser had an expense limitation agreement in place which provided that total annual fund operating expenses after fee waiver and/or reimbursement would not exceed 1.01% of average daily net assets attributable to Class I shares. The Trustees agreed that, in light of the Fund’s strategy and relative strength methodology, the fee was not unreasonable.

Navigator Ultra. The Trustees noted that the Adviser charged Navigator Ultra an annual advisory fee of 0.30%, which was in the 75th percentile of the Fund’s category and above the category average and median, but only 3 basis points above the peer group average. The Trustees further noted that Navigator Ultra had a net expense ratio of 0.40%, which was in the 69th percentile of the Fund’s category and above the category average and median. The Trustees noted that the Adviser had an expense limitation agreement in place with respect to Navigator Ultra which limited expenses to 0.65% and 0.40% of average daily net assets for the Fund’s Class A and Class I shares respectively. The Trustees agreed that the fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved some economies of scale with respect to its management of the Navigator Funds. The Trustees noted that the Adviser had previously agreed to breakpoints with respect to certain Navigator Funds and had indicated its willingness to introduce further breakpoints in light of any potential growth in the Funds’ assets. They noted that the Adviser continued to waive fees or reimburse Fund expenses to maintain expenses at the capped levels and concluded that the shareholders were benefiting from the expense caps.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser with respect to its management of each of the Navigator Funds, noting that the Adviser had realized a profit with respect to each of the Navigator Funds except for Navigator Ultra. The Trustees discussed the Adviser’s profitability with respect to each of the aforementioned Funds acknowledged the significant resources dedicated by the Adviser to its management of the Funds. The Trustees agreed that the Adviser’s relationship with each of the Navigator Funds was not excessively profitable in terms of actual dollars and as a percentage of revenue.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between the Trust and the Adviser on behalf of the Navigator Funds was in the best interests of each Navigator Fund and such Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Navigator Funds.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/24/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/24/24

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	12/24/24